WATERHOUSE DOW 30 FUND
[TD WATERHOUSE LOGO]    SUPPLEMENT DATED SEPTEMBER 20, 1999
                    TO THE PROSPECTUS DATED DECEMBER 18, 1998

NAME  CHANGES.
In connection with the reorganization of certain businesses affiliated with The Toronto-Dominion Bank, the Fund, Waterhouse Investors Family of Funds, Inc. and certain Fund service providers will change their names effective September 20, 1999. These changes are as follows:

CURRENT NAME                               NEW NAME
Waterhouse Dow 30 Fund                     TD Waterhouse Dow 30 Fund
Waterhouse Investors Family of Funds, Inc. TD Waterhouse Family of Funds, Inc.
Waterhouse Asset Management, Inc.          TD Waterhouse Asset Management, Inc.
Waterhouse Securities, Inc.                TD Waterhouse Investor Services, Inc.

REORGANIZATION. The Board of Directors has approved reorganizing the Fund from a series of a Maryland corporation, its present corporate form, into a newly-formed series of a Delaware business trust. There would be no material changes in the operations of the Fund. In the next few months, the Fund will hold a shareholder meeting to seek shareholder approval of the reorganization.

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                             MONEY MARKET PORTFOLIO
[TD WATERHOUSE LOGO]       U.S. GOVERNMENT PORTFOLIO
                              MUNICIPAL PORTFOLIO

                      SUPPLEMENT DATED SEPTEMBER 20, 1999
                   TO THE PROSPECTUS DATED DECEMBER 18, 1998

In connection with the reorganization of certain businesses affiliated with The Toronto-Dominion Bank, Waterhouse Investors Family of Funds, Inc. and certain of its service providers will change their names effective September 20, 1999. These changes are as follows:

CURRENT NAME                               NEW NAME
Waterhouse Investors Family of Funds, Inc. TD Waterhouse Family of Funds, Inc.
Waterhouse Asset Management, Inc.          TD Waterhouse Asset Management, Inc.
Waterhouse Securities, Inc.                TD Waterhouse Investor Services, Inc.